Share-based plans - Stock option plan 2006 (Details) € / shares in Units, € in Thousands, shares in Millions	May 15, 2007 EUR (€) € / shares shares	May 09, 2007 EUR (€) shares	May 09, 2006 EUR (€) € / shares shares	Dec. 31, 2017 Options € / shares	Dec. 31, 2016 € / shares	May 12, 2011 € / shares
Share-based payment transaction
Conditional increase in capital | €	€ 15,000
Conditional increase in capital (in shares) | shares	15
Nominal value (in dollars per share) | € / shares	€ 1.00		€ 1.00	€ 1.00	€ 1.00	€ 1.00
Number of exercisable stock options | Options				707,136
Amended 2006 Plan
Share-based payment transaction
Conditional increase in capital | €		€ 15,000	€ 12,800
Conditional increase in capital (in shares) | shares		15	5
Number of exercisable stock options | Options				0